Derivative Warrant Liabilities - Schedule of Outstanding Warrants Liabilities (Details) (Parenthetical) - USD ($) $ in Thousands			12 Months Ended
	Sep. 04, 2018	Nov. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Reverse stock split	1:15 reverse stock split	one-to-nine Reverse Stock Split
Estimated fair value of warrant liability			$ 28	$ 313	$ 5
September 4, 2018 [Member]
Reverse stock split			1:15 Reverse Split	1:15 Reverse Split